Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Statement of Compliance
a.	Statement of Compliance
The consolidated financial statements have been prepared in accordance with IFRSs as issued by the IASB.
Basis of Preparation
b.	Basis of Preparation

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments that are measured at fair value and net defined benefit liabilities which are measured at the present value of the defined benefit obligation less the fair value of plan assets.

The fair value measurements are grouped into Levels 1 to 3 based on the degree to which the fair value measurement inputs are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

1)	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;

2)	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for an asset or a liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

3)	Level 3 inputs are unobservable inputs for an asset or a liability.

Classification of Current and Non-current Assets and Liabilities
c.	Classification of Current and Non-current Assets and Liabilities

Current assets include cash and cash equivalents and those assets held primarily for trading purposes or expected to be realized within twelve months after the balance sheet date, unless the asset is to be used for an exchange or to settle a liability, or otherwise remains restricted, at more than twelve months after the balance sheet date. Current liabilities are obligations incurred for trading purposes or to be settled within twelve months after the balance sheet date and liabilities that do not have an unconditional right to defer settlement for at least twelve months after the balance sheet date. Assets and liabilities that are not classified as current are classified as non-current.

The Group engages in the construction business which has an operating cycle of over one year. The normal operating cycle applies when considering the classification of the Group’s construction-related assets and liabilities.

Basis of Consolidation
d.	Basis of Consolidation

1)	Principles for preparing consolidated financial statements

The consolidated financial statements incorporate the financial statements of the Company and the entities controlled by the Company (i.e. its subsidiaries, including structured entities).

Income and expenses of subsidiaries acquired or disposed of during the period are included in the consolidated statement of profit or loss and other comprehensive income from the effective dates of acquisitions up to the effective dates of disposals, as appropriate.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.

All intra-group transactions, balances, income and expenses are eliminated in full upon consolidation. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the interests of the Group and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the Company.

When the Group loses control over a subsidiary, a gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and any investment retained in the former subsidiary at its fair value at the date when control is lost and (ii) the assets (including any goodwill) and liabilities and any non-controlling interests of the former subsidiary at their carrying amounts at the date when control is lost. The Group accounts for all amounts recognized in other comprehensive income in relation to that subsidiary on the same basis as would be required if the Group had directly disposed of the related assets or liabilities.

2)	Subsidiaries included in consolidated financial statements were as follows:

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2016	2017

A.S.E. Holding Limited	Holding company	Bermuda	100.0	100.0
J & R Holding Limited (“J&R Holding”)	Holding company	Bermuda	100.0	100.0
Innosource Limited	Holding company	British Virgin Islands	100.0	100.0
Omniquest Industrial Limited	Holding company	British Virgin Islands	100.0	100.0
ASE Marketing & Service Japan Co., Ltd.	Engaged in marketing and sales services	Japan	100.0	100.0
ASE Test, Inc.	Engaged in the testing of semiconductors	Kaohsiung, ROC	100.0	100.0
USI Inc. (“USIINC”)	Engaged in investing activity	Nantou, ROC	99.2	99.2
Luchu Development Corporation (“Luchu”)	Engaged in the development of real estate properties	Taipei, ROC	86.1	86.1
TLJ Intertech Inc. (“TLJ”)	Engaged in information software services	Taipei, ROC	60.0	60.0
Alto Enterprises Limited	Holding company	British Virgin Islands	100.0	100.0
Super Zone Holdings Limited	Holding company	Hong Kong	100.0	100.0
ASE (Kun Shan) Inc.	Engaged in the packaging and testing of semiconductors	Kun Shan, China	100.0	100.0
ASE Investment (Kun Shan) Limited	Holding company	Kun Shan, China	100.0	100.0
Advanced Semiconductor Engineering (China) Ltd.	Will engage in the packaging and testing of semiconductors	Shanghai, China	100.0	100.0
ASE Investment (Labuan) Inc.	Holding company	Malaysia	100.0	100.0
ASE Test Limited (“ASE Test”)	Holding company	Singapore	100.0	100.0
ASE (Korea) Inc. (“ASE Korea”)	Engaged in the packaging and testing of semiconductors	Korea	100.0	100.0
J&R Industrial Inc.	Engaged in leasing equipment and investing activity	Kaohsiung, ROC	100.0	100.0
ASE Japan Co., Ltd. (“ASE Japan”)	Engaged in the packaging and testing of semiconductors	Japan	100.0	100.0
ASE (U.S.) Inc.	After-sales service and sales support	U.S.A.	100.0	100.0
Global Advanced Packaging Technology Limited	Holding company	British Cayman Islands	100.0	100.0

(Continued)

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2016	2017

ASE WeiHai Inc.	Engaged in the packaging and testing of semiconductors	Shandong, China	100.0	100.0
Suzhou ASEN Semiconductors Co., Ltd. (“ASEN”)	Engaged in the packaging and testing of semiconductors	Suzhou, China	60.0	60.0
Anstock Limited	Engaged in financing activity	British Cayman Islands	100.0	100.0
Anstock II Limited	Engaged in financing activity	British Cayman Islands	100.0	100.0
ASE Module (Shanghai) Inc.	Absorbed by ASE (Shanghai) Inc. in February 2017	Shanghai, China	100.0	-
ASE (Shanghai) Inc.	Engaged in the production of substrates	Shanghai, China	100.0	100.0
ASE Corporation	Holding company	British Cayman Islands	100.0	100.0
ASE Mauritius Inc.	Holding company	Mauritius	100.0	100.0
ASE Labuan Inc.	Holding company	Malaysia	100.0	100.0
Shanghai Ding Hui Real Estate Development Co., Ltd.	Engaged in the development, construction and sale of real estate properties	Shanghai, China	100.0	100.0
Shanghai Ding Qi Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
Advanced Semiconductor Engineering (HK) Limited	Engaged in the trading of substrates	Hong Kong	100.0	100.0
Shanghai Ding Wei Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of real estate properties	Shanghai, China	100.0	100.0
Shanghai Ding Yu Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of real estate properties	Shanghai, China	100.0	100.0
Shanghai Ding Fan Department Store Co., Ltd.	Engaged in department store business	Shanghai, China	100.0	100.0
Kun Shan Ding Yue Real Estate Development Co., Ltd. (“KSDY”)	Engaged in the development, construction and leasing of real estate properties and was disposed of in June 2017 (Note 29)	Kun Shan, China	100.0	-
Kun Shan Ding Hong Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of real estate properties	Kun Shan, China	100.0	100.0
Shanghai Ding Xu Property Management Co., Ltd.	Engaged in the management of real estate properties, and was established in August 2017	Shanghai, China	-	100.0

(Continued)

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2016	2017

ASE Electronics Inc.	Engaged in the production of substrates	Kaohsiung, ROC	100.0	100.0
ASE Test Holdings, Ltd.	Holding company	British Cayman Islands	100.0	100.0
ASE Holdings (Singapore) Pte. Ltd.	Holding company	Singapore	100.0	100.0
ASE Singapore Pte. Ltd.	Engaged in the packaging and testing of semiconductors	Singapore	100.0	100.0
ISE Labs, Inc.	Engaged in the testing of semiconductors	U.S.A.	100.0	100.0
ASE Electronics (M) Sdn. Bhd.	Engaged in the packaging and testing of semiconductors	Malaysia	100.0	100.0
ASE Assembly & Test (Shanghai) Limited	Engaged in the packaging and testing of semiconductors	Shanghai, China	100.0	100.0
ASE Trading (Shanghai) Ltd.	Engaged in trading activity	Shanghai, China	100.0	100.0
Wuxi Tongzhi Microelectronics Co., Ltd.	Engaged in the packaging and testing of semiconductors	Wuxi, China	100.0	100.0
Huntington Holdings International Co., Ltd.	Holding company	British Virgin Islands	99.2	99.2
Unitech Holdings International Co., Ltd.	Holding company	British Virgin Islands	99.2	99.2
Real Tech Holdings Limited	Holding company	British Virgin Islands	99.2	99.2
Universal ABIT Holding Co., Ltd.	In the process of liquidation	British Cayman Islands	99.2	99.2
Rising Capital Investment Limited	Holding company	British Virgin Islands	99.2	99.2
Rise Accord Limited	Holding company	British Virgin Islands	99.2	99.2
Universal Scientific Industrial (Kunshan) Co., Ltd.	Engaged in the manufacturing and sale of computer assistance system and related peripherals	Kun Shan, China	99.2	99.2
USI Enterprise Limited (“USIE”)	Engaged in the services of investment advisory and warehousing management	Hong Kong	97.0	96.9
USISH	Engaged in the designing, manufacturing and sale of electronic components	Shanghai, China	75.9	75.8
Universal Global Technology Co., Limited	Holding company	Hong Kong	75.9	75.8
Universal Global Technology (Kunshan) Co., Ltd.	Engaged in the designing and manufacturing of electronic components	Kun Shan, China	75.9	75.8

(Continued)

		Establishment and	Percentage of Ownership (%) December 31
Name of Investee	Main Businesses	Operating Location	2016	2017

Universal Global Technology (Shanghai) Co., Ltd.	Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology	Shanghai, China	75.9	75.8
Universal Global Electronics (Shanghai) Co., Ltd.	Engaged in the sale of electronic components and telecommunications equipment	Shanghai, China	75.9	75.8
Universal Global Industrial Co., Limited	Engaged in manufacturing, trading and investing activity	Hong Kong	75.9	75.8
Universal Global Scientific Industrial Co., Ltd. (“UGTW”)	Engaged in the manufacturing of components of telecomm and cars and provision of related R&D services	Nantou, ROC	75.9	75.8
USI America Inc.	Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service.	U.S.A.	75.9	75.8
Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	75.9	75.8
USI Japan Co., Ltd.	Engaged in the manufacturing and sale of computer peripherals, integrated chip and other related accessories	Japan	75.9	75.8
USI Electronics (Shenzhen) Co., Ltd.	Engaged in the design, manufacturing and sale of motherboards and computer peripherals	Shenzhen, China	75.9	75.8
Universal Scientific Industrial Co., Ltd. (“USI”)	Engaged in the manufacturing, processing and sale of computers, computer peripherals and related accessories	Nantou, ROC	75.2	75.5

Business Combinations
e.	Business Combinations

Acquisitions of businesses are accounted for using the acquisition method. Acquisition-related costs are generally recognized in profit or loss as they are incurred.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after re-assessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

When a business combination is achieved in stages, the Group’s previously held equity interest in the acquiree is remeasured to its acquisition-date fair value and the resulting gain or loss, if any, is recognized in profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are recognized on the same basis as would be required if that interest were directly disposed of by the Group.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted retrospectively during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Business combination involving entities under common control is not accounted for by acquisition method but accounted for at the carrying amounts of the entities. Prior period comparative information in the financial statements is restated as if a business combination involving entities under common control had already occurred in that period.

Foreign Currencies
f.	Foreign Currencies

In preparing the financial statements of each individual group entity, transactions in currencies other than the entity’s functional currency (i.e. foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions.

At each balance sheet date, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Exchange differences on monetary items arising from settlement or translation are recognized in profit or loss in the period in which they arise.

Non-monetary items measured at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined. Exchange differences arising from the retranslation of non-monetary items are included in profit or loss for the period except for exchange differences arising from the retranslation of non-monetary items in respect of which gains and losses are recognized directly in other comprehensive income, in which cases, the exchange differences are also recognized directly in other comprehensive income.

Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transaction, and are not retranslated.

For the purposes of presenting the consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into New Taiwan dollars using exchange rates prevailing at each balance sheet date. Income and expense items are translated at the average exchange rates for the period. The resulting currency translation differences are recognized in other comprehensive income and accumulated in equity attributed to the owners of the Company and non-controlling interests as appropriate.

On the disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, all of the exchange differences accumulated in equity in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.

In relation to a partial disposal of a subsidiary that does not result in the Group losing control over the subsidiary, the proportionate share of accumulated exchange differences is re-attributed to the non-controlling interests of the subsidiary and is not recognized in profit or loss. For all other partial disposals, the proportionate share of the accumulated exchange differences recognized in other comprehensive income is reclassified to profit or loss.

Inventories and Inventories Related to Real Estate Business
g.	Inventories and Inventories Related to Real Estate Business

Inventories, including raw materials (materials received from customers for processing, mainly semiconductor wafers, are excluded from inventories as title and risk of loss remain with the customers), supplies, work in process, finished goods, and materials and supplies in transit are stated at the lower of cost or net realizable value. Inventory write-downs are made by item, except for those that may be appropriate to group items of similar or related inventories. Net realizable value is the estimated selling prices of inventories less all estimated costs of completion and estimated costs necessary to make the sale. Raw materials and supplies are recorded at moving average cost while work in process and finished goods are recorded at standard cost.

Inventories related to real estate business include land and buildings held for sale, land held for construction and construction in progress. Land held for development is recorded as land held for construction upon obtaining the title of ownership. Prior to the completion, the borrowing costs directly attributable to construction in progress are capitalized as part of the cost of the asset. Construction in progress is transferred to land and buildings held for sale upon completion. Land and buildings held for sale, construction in progress and land held for construction are stated at the lower of cost or net realizable value and related write-downs are made by item. The amounts received in advance for real estate properties are first recorded as advance receipts and then recognized as revenue when the construction is completed and the title and significant risk of the real estate properties are transferred to customers. Cost of sales of land and buildings held for sale are recognized based on the ratio of property sold to the total property developed.

Investments in associates and joint ventures
h.	Investments in associates and joint ventures

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint venture. Joint venture is a joint arrangement whereby the Group and other parties that have joint control of the arrangement have rights to the net assets of the arrangement.

Under the equity method, investments in an associate and a joint venture are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate and joint venture. The Group also recognizes the changes in the Group’s share of equity of associates and joint venture.

Any excess of the cost of acquisition over the Group’s share of the fair value of the net identifiable assets and liabilities of an associate or a joint venture at the date of acquisition is recognized as goodwill, which is included within the carrying amount of the investment and is not amortized.

Gains and losses resulting from upstream, downstream and sidestream transactions between the Group (including its subsidiaries) and its associates or joint ventures are recognized in the Group’s consolidated financial statements only to the extent of interests in the associates or joint ventures that are not related to the Group.

Property, Plant and Equipment
i.	Property, Plant and Equipment

Except for land which is stated at cost, property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment.

Properties in the course of construction are carried at cost, less any recognized impairment loss. Cost includes professional fees and borrowing costs eligible for capitalization. Such assets are depreciated and classified to the appropriate categories of property, plant and equipment when completed and ready for intended use.

Freehold land is not depreciated.

Depreciation of property, plant and equipment is recognized using the straight-line method. Each significant part is depreciated separately. If the lease term is shorter than the assets’ useful lives, such assets are depreciated over the lease term. The estimated useful lives, residual values and depreciation method are reviewed at each balance sheet date, with the effect of any changes in estimate accounted for on a prospective basis.

On derecognition of an item of property, plant and equipment, the difference between the sales proceeds and the carrying amount of the asset is recognized in profit or loss.

Investment Properties
j.	Investment properties

Investment properties are properties held to earn rentals and/or for capital appreciation (including property under construction for such purposes).

Investment properties are measured initially at cost, including transaction costs. Subsequent to initial recognition, investment properties are measured at cost less accumulated depreciation and accumulated impairment loss. Depreciation is recognized using the straight-line method.

Investment properties under construction are stated at cost less accumulated depreciation and accumulated impairment loss. Cost includes professional fees and, borrowing costs eligible for capitalization. Depreciation of these assets commences when the assets are ready for their intended use.

On derecognition of an investment property, the difference between the net disposal proceeds and the carrying amount of the asset is included in profit or loss.

Goodwill
k.	Goodwill

Goodwill arising from an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment loss.

For the purposes of impairment testing, goodwill is allocated to each of the Group’s cash-generating units or groups of cash-generating units (referred to as “cash-generating units”) that is expected to benefit from the synergies of the combination.

A cash-generating unit to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the unit may be impaired, by comparing its carrying amount, including the attributed goodwill, with its recoverable amount. However, if the goodwill allocated to a cash-generating unit was acquired in a business combination during the current annual period, that unit shall be tested for impairment before the end of the current annual period. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then pro rata to the other assets of the unit based on the carrying amount of each asset in the unit. Any impairment loss is recognized directly in profit or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods.

Other Intangible Assets
l.	Other Intangible Assets

Other intangible assets with finite useful lives acquired separately are initially measured at cost and subsequently measured at cost less accumulated amortization and accumulated impairment loss. Other intangible assets are amortized based on the pattern in which the economic benefits are consumed or using the straight-line method over their estimated useful lives. The estimated useful lives, residual values, and amortization methods are reviewed at each balance sheet date, with the effect of any changes in estimate being accounted for on a prospective basis.

Other intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date which is regarded as their cost. Subsequent to initial recognition, they are measured on the same basis as intangible assets that are acquired separately.

On derecognition of an intangible asset, the difference between the net disposal proceeds and the carrying amount of the asset are recognized in profit or loss.

Impairment of Tangible and Intangible Assets Other than Goodwill
m.	Impairment of Tangible and Intangible Assets Other than Goodwill

At each balance sheet date, the Group reviews the carrying amounts of its tangible and intangible assets, excluding goodwill, to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. When it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. Corporate assets are allocated to the individual cash-generating units on a reasonable and consistent basis of allocation. The recoverable amount is the higher of fair value less costs to sell and value in use. If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount, with the resulting impairment loss recognized in profit or loss.

When an impairment loss is subsequently reversed, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, but only to the extent of the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Financial Instruments
n.	Financial Instruments

Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instruments. Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

1)	Financial assets

All regular way purchases or sales of financial assets are recognized or derecognized on a settlement date basis.

a)	Measurement category

The classification of financial assets held by the Group depends on the nature and purpose of the financial assets and is determined at the time of initial recognition.

i	Financial assets at fair value through profit or loss (“FVTPL”)

Financial assets are classified as at FVTPL when the financial assets are either held for trading or they are designated as at FVTPL.

A financial asset other than a financial asset held for trading may be designated as at FVTPL upon initial recognition if:

•	Such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

•	The financial asset forms part of a group of financial assets or financial liabilities or both, which is managed and has performance evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

•	The contract contains one or more embedded derivatives so that the entire hybrid (combined) contract can be designated as at FVTPL.

Financial assets at FVTPL are stated at fair value with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset.

Fair value is determined in the manner described in Note 34.

ii	Available-for-sale financial assets

Available-for-sale financial assets are non-derivatives that are either designated as available-for-sale or are not classified as (a) loans and receivables, (b) held-to-maturity investments or (c) financial assets at fair value through profit or loss.

Available-for-sale financial assets are stated at fair value at each balance sheet date. Changes in the carrying amount of available-for-sale monetary financial assets relating to changes in foreign currency rates, interest income calculated using the effective interest method and dividends on available-for-sale equity investments are recognized in profit or loss. Other changes in the carrying amount of available-for-sale financial assets are recognized in other comprehensive income and accumulated under the heading of unrealized gain (loss) on available-for-sale financial assets. When the investment is disposed of or is determined to be impaired, the cumulative gain or loss previously accumulated in the unrealized gain (loss) on available-for-sale financial assets is reclassified to profit or loss.

Dividends on available-for-sale equity instruments are recognized in profit or loss when the Group’s right to receive the dividends is established.

iii	Loans and receivables

Loans and receivables including cash and cash equivalents, trade receivables, other receivables and other financial assets are measured at amortized cost using the effective interest method, less any impairment. Interest income is recognized by applying the effective interest rate, except for short-term receivables when the effect of discounting is immaterial.

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of change in value.

b)	Impairment of financial assets

Financial assets, other than those at FVTPL, are assessed for indicators of impairment at each balance sheet date. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial assets, the estimated future cash flows of the investments have been affected.

For financial assets carried at amortized cost, such as trade receivables and other receivables, assets that are assessed not to be impaired individually are, further, assessed for impairment on a collective basis. The Group assesses the collectability of receivables based on the Group’s past experience of collecting payments and observable changes that correlate with default on receivables.

For financial assets carried at amortized cost, the amount of the impairment loss recognized is the difference between the assets’ carrying amounts and the present value of estimated future cash flows, discounted at the financial assets’ original effective interest rates. If, in a subsequent period, the amount of the impairment loss decreases and the decreases can be objectively related to an event occurring after the impairment loss recognized, the previously recognized impairment loss is reversed either directly or by adjusting an allowance account through profit or loss. The reversal shall not result in carrying amounts of financial assets that exceed what the amortized cost would have been at the date the impairment is reversed.

For any available-for-sale equity investments, a significant or prolonged decline in the fair value of the security below its cost is considered to be objective evidence of impairment. When an available-for-sale financial asset is considered to be impaired, cumulative gains or losses previously recognized in other comprehensive income are reclassified to profit or loss in the period.

In respect of available-for-sale equity securities, impairment loss previously recognized in profit or loss is not reversed through profit or loss. Any increase in fair value subsequent to an impairment loss is recognized in other comprehensive income. In respect of available-for-sale debt securities, impairment loss is subsequently reversed through profit or loss if an increase in the fair value of the investment can be objectively related to an event occurring after the recognition of the impairment loss.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of trade receivables where the carrying amount is reduced through the use of an allowance account. When a trade receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss except for uncollectible trade receivables that are written off against the allowance account.

c)	Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.

2)	Equity instruments

Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments issued by a group entity are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized in and deducted directly from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

3)	Financial liabilities

Financial liabilities are measured either at amortized cost using the effective interest method or at FVTPL. Financial liabilities measured at FVTPL are held for trading.

Financial liabilities at FVTPL are stated at fair value, with any gain or loss arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any interest or dividend paid on the financial liability. Fair value is determined in the manner described in Note 34.

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

4)	Derivative financial instruments

Derivatives are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently remeasured to their fair value at each balance sheet date. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship. When the fair value of derivative financial instruments is positive, the derivative is recognized as a financial asset; when the fair value of derivative financial instruments is negative, the derivative is recognized as financial liabilities.

Derivatives embedded in non-derivative host contracts are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the contracts are not measured at FVTPL.

5)	Convertible bonds

a)	Convertible bonds contain conversion option classified as an equity

The component parts of compound instruments (convertible bonds) issued by the Group are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

On initial recognition, the fair value of the liability component is estimated using the prevailing market interest rate for similar non-convertible instruments. This amount is recorded as a liability on an amortized cost basis using the effective interest method until extinguished upon conversion or the instrument’s maturity date. Any embedded derivative liability is measured at fair value.

The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to capital surplus - share premium. When the conversion option remains unexercised at maturity, the balance recognized in equity will be transferred to capital surplus - share premium.

Transaction costs that relate to the issue of the convertible bonds are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component.

b)	Convertible bonds contain conversion option classified as a liability

The conversion options component of the convertible bonds issued by the Group that will be settled other than by the exchange of a fixed amount of cash or other financial asset for a fixed number of the Group’s own equity instruments is classified as derivative financial liabilities.

On initial recognition, the derivative financial liabilities component of the convertible bonds is recognized at fair value, and the initial carrying amount of the component of non-derivative financial liabilities is determined by deducting the amount of derivative financial liabilities from the fair value of the hybrid instrument as a whole. In subsequent periods, the non-derivative financial liabilities component of the convertible bonds is measured at amortized cost using the effective interest method. The derivative financial liabilities component is measured at fair value and the changes in fair value are recognized in profit or loss.

Transaction costs that relate to the issue of the convertible bonds are allocated to the derivative financial liabilities component and the non-derivative financial liabilities component in proportion to their relative fair values. Transaction costs relating to the derivative financial liabilities component are recognized immediately in profit or loss. Transaction costs relating to the non-derivative financial liabilities component are included in the carrying amount of the liability component.

Hedge Accounting
o.	Hedge Accounting

The Group designates certain hedging instruments as fair value hedges.

Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recognized in profit or loss immediately, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The change in the fair value of the hedging instrument and the change in the hedged item attributable to the hedged risk are recognized in profit or loss in the line item relating to the hedged item.

Hedge accounting is discontinued prospectively when the Group revokes the designated hedging relationship; when the hedging instrument expires or is sold, terminated, or exercised; or when the hedging instrument no longer meets the criteria for hedge accounting.

Revenue Recognition
p.	Revenue Recognition

Revenue is measured at the fair value of the consideration received or receivable take into account of estimated customer returns, rebates and other similar allowances.

1)	Sale of goods and real estate properties

Revenue from the sale of goods and real estate properties is recognized when the goods and real estate properties are delivered and titles have passed, at the time all the following conditions are satisfied:

•	The Group has transferred to the buyer the significant risks and rewards of ownership of the goods and real estate properties;

•	The Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods and real estate properties sold;

•	The amount of revenue can be reliably measured;

•	It is probable that the economic benefits associated with the transaction will flow to the Group; and

•	The costs incurred or to be incurred in respect of the transaction can be reliably measured.

2)	Rendering of services

Service income is recognized when services are rendered.

3)	Dividend and interest income

Dividend income from investments and interest income from financial assets are recognized when they are probable that the economic benefits will flow to the Group and the amount of income can be reliably measured. Interest income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable.

Leasing
q.	Leasing

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

The Group as lessor

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease.

The Group as lessee

Assets held under finance leases are initially recognized as assets of the Group at their fair value at the inception of the lease or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor is included in the consolidated balance sheets as a finance lease obligation.

Operating lease payments are recognized as expenses on a straight-line basis over the lease term.

Borrowing Costs
r.	Borrowing Costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Other than stated above, all other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Government grants
s.	Government grants

Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attaching to them and that the grants will be received.

Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate. Specifically, government grants whose primary condition is that the Group should purchase, construct or otherwise acquire non-current assets are recognized as deferred revenue in the consolidated financial statements and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets.

Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss in the period in which they become receivable.

Retirement Benefit Costs
t.	Retirement Benefit Costs

Payments to defined contribution retirement benefit plans are recognized as expenses when employees have rendered services entitling them to the contributions.

Defined benefit costs (including service cost, net interest and remeasurement) under the defined benefit retirement benefit plans are determined using the projected unit credit method. Service cost (including current service cost and past service cost) and net interest on the net defined benefit liability (asset) are recognized as employee benefits expense in the period they occur. Remeasurement, comprising actuarial gains and losses and the return on plan assets (excluding interest), is recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss.

Net defined benefit liability (asset) represents the actual deficit (surplus) in the Group’s defined benefit plan. Any surplus resulting from this calculation is limited to the present value of any refunds from the plans or reductions in future contributions to the plans.

Employee share options
u.	Employee share options

Employee share options granted to employees are measured at the fair value at the grant date. The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the Group’s best estimate of the number of options that are expected to ultimately vest, with a corresponding increase in capital surplus - employee share options and non-controlling interests. It is recognized as an expense in full at the grant date if vesting immediately.

At each balance sheet date, the Group reviews its estimate of the number of employee share options expected to vest. The impact of the revision of the original estimates is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the capital surplus - employee share options and non-controlling interests.

Taxation
v.	Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

1)	Current tax

Income tax on unappropriated earnings (excluding earnings from foreign consolidated subsidiaries) at a rate of 10% is expensed in the year the earnings arise and adjusted to the extent that distributions are approved by the shareholders in the following year.

Adjustments of prior years’ tax liabilities are added to or deducted from the current year’s tax provision.

2)	Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences, unused loss carry-forward and unused tax credits for purchases of machinery and equipment to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries except where the Group is able to control the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.

The carrying amounts of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of deferred tax assets to be utilized. A previously unrecognized deferred tax asset is also reviewed at each balance sheet date and recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which assets are realized or the liabilities are settled. The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow from the manner in which the Group expects, at the balance sheet date, to recover or settle the carrying amounts of its assets and liabilities.

3)	Current and deferred tax for the year

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively.

Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

U.S. Dollar Amounts
w.	U.S. Dollar Amounts

A translation of the consolidated financial statements into U.S. dollars is included solely for the convenience of the readers, and has been translated from New Taiwan dollar (NT$) at the exchange rate as set forth in the statistical release by the U.S. Federal Reserve Board of the United States, which was NT$29.64 to US$1.00 as of December 31, 2017. The translation should not be construed as a representation that the NT$ amounts have been, could have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.